Business Description and Basis of Presentation [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation

Signal Genetics, Inc. (the “Company”) is a commercial stage, molecular genetics diagnostic company focused on providing innovative diagnostic services that help physicians make better-informed decisions concerning the care of their patients suffering from cancer. In 2010, the Company became the exclusive licensee to the intellectual property stemming from the renowned research on multiple myeloma (“MM”), performed at the University of Arkansas for Medical Sciences (“UAMS”). Myeloma Prognostic Risk Signature (“MyPRS”) is based upon 30 years of clinical research on over 10,000 MM patients who received their care at UAMS. The Company currently generates revenues from the performance of its MyPRS diagnostic test, which was launched in April 2011.

Basis of Presentation and Liquidity

The Company’s unaudited condensed financial statements for the three and nine months ended September 30, 2016 have been prepared on the assumption that it will continue as a going concern, which assumes that the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

Since its inception, the Company has devoted substantial effort in developing its products and services and has incurred losses and negative cash flows from operations. Existing cash resources will not be sufficient to meet the Company’s operating plan for the full 12-month period after the date of this filing. Based on available resources, the Company believes it can maintain current operations into the second quarter of 2017. As a result, to continue to fund ongoing operations beyond the second quarter of 2017, the Company would need to (1) raise additional capital through the issuance of equity, debt or other securities, (2) convert existing debt into equity, (3) enter into strategic partnerships, alliances, collaborations or other similar transactions or (4) a combination thereof. The unaudited condensed financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Due to current market conditions, the Company’s current liquidity position and its depressed stock price, the Company believes it may be difficult to obtain additional equity or debt financing on acceptable terms, if at all, thus raising substantial doubt about the Company’s ability to continue as a going concern. If it is unable to raise additional capital or successfully complete a strategic partnership, alliance, collaboration or other similar transaction, the Company will need to delay or reduce expenses or limit or curtail operations, any of which would have a material adverse effect on its business. Further, if the Company is unable to raise additional capital or successfully complete a strategic partnership, alliance, collaboration or other similar transaction on a timely basis and on terms that are acceptable, the Company would also be required to sell or license its assets, sell the Company or otherwise liquidate all or a portion of its assets and/or cease its operations altogether.

The accompanying unaudited financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual audited financial statements prepared in accordance with generally accepted accounting principles have been omitted. The accompanying unaudited financial statements include all known adjustments necessary for a fair presentation of the results of interim periods as required by accounting principles generally accepted in the United States. These adjustments consist primarily of normal recurring accruals and estimates that impact the carrying value of assets and liabilities. Actual results may materially differ from these estimates. Operating results for the three and nine months ended September 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2015, which are included in the Company’s Annual Report on Form 10-K filed with the SEC on March 21, 2016.

1. Basis of Presentation

Signal Genetics, Inc. (the “Company”) is a commercial stage, molecular genetic diagnostic company focused on providing innovative diagnostic services that help physicians make better-informed decisions concerning the care of their patients suffering from cancer. In 2010, the Company became the exclusive licensee to the intellectual property stemming from the renowned research on multiple myeloma (“MM”), performed at the University of Arkansas for Medical Sciences (“UAMS”). Myeloma Prognostic Risk Signature (“MyPRS”) is based upon 30 years of clinical research on over 10,000 MM patients who received their care at UAMS. The Company currently generates revenues from the performance of its MyPRS diagnostic test, which was launched in April 2011.

Basis of Presentation and Liquidity

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Since its inception, the Company has devoted substantial effort in developing its products and services and has incurred losses and negative cash flows from operations. Prior to its IPO, all financial support had been provided by the Company’s majority member. As of December 31, 2015, however, following the ATM program, the 2015 Offering, the Debt Conversion, the Corporate Conversion and the IPO, each as defined below, the Company has positive working capital and stockholders’ equity. Although the Company is forecasting continued losses and negative cash flows as it funds its expanding selling and marketing activities, and research and development programs, the Company believes that it has enough cash and cash equivalents on hand to support operations for 12 to 15 months from the date of this report. Going forward, as the Company continues its expansion, it may seek additional financing and/or strategic investments. However, there can be no assurance that any additional financing or strategic investments will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Public Offerings of Common Stock

On July 10, 2015, the Company filed a prospectus for the offering, issuance and sale of securities from time to time in one or more offerings (“Shelf Registration”) which was declared effective by the SEC on July 28, 2015. The amount of securities to be sold pursuant to the Shelf Registration is limited by the Company’s public float. Concurrently with filing the Shelf Registration, the Company entered into a sales agreement with Cantor Fitzgerald & Co., to sell shares of its common stock, with aggregate gross sales proceeds of up to $4.45 million, from time to time, through an “at-the-market” equity offering program (the “ATM program”). During the year ended December 31, 2015, the Company sold 182,333 shares of common stock pursuant to this registration for total cash proceeds of $4.0 million, which is net of $429,000 in sales agent’s commissions and offering expenses. Due to the size of the Company’s public float, the current ATM program has been completed, unless and until the Company’s public float increases.

On February 20, 2015, the Company completed a public offering (the “2015 Offering”) of 214,286 shares of its common stock, at $42.00 per share, for total cash proceeds of $7.8 million, which is net of $1.2 million in underwriter commissions and offering expenses. On February 26, 2015, the underwriters exercised their overallotment option for 32,143 additional shares of the Company’s common stock, for total cash proceeds of $1.3 million, which is net of $95,000 in underwriter commissions.

Corporate Conversion and Initial Public Offering

On June 17, 2014, the Company completed a corporate conversion and Signal Genetics LLC converted from a limited liability company to a Delaware corporation (the “Corporate Conversion”). Immediately prior to the Corporate Conversion, $27.3 million of the Company’s note payable—related party was converted into 2,732,629 newly authorized Class C units (the “Debt Conversion”). In connection with the Corporate Conversion, all outstanding Class A and C units of Signal Genetics LLC were converted into 13,333 and 182,174 shares, respectively, for an aggregate of 195,507 shares of common stock of the Company, the members of Signal Genetics LLC became stockholders of the Company and the Company succeeded to the business of Signal Genetics LLC and its consolidated subsidiaries.

On June 23, 2014, the Company completed an initial public offering (the “IPO”) of 56,667 shares of its common stock, at $150.00 per share, for net cash proceeds of $6.1 million, which is net of $2.4 million in underwriter commissions and offering expenses. The net contribution to additional paid-in capital was $5.8 million after deducting the noncash fair values of warrants and the option for overallotment shares issued in connection with the IPO.